American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 35 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 43 of the statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Beacon Stephens Mid-Cap Growth Fund	A Class	C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Stephens Mid-Cap Growth Fund		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses	[1]	0.99%	12.95%	3.26%	0.69%	1.08%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.84%	14.55%	3.86%	1.29%	1.68%
Expense reduction and reimbursement		0.34%	12.30%	2.76%	0.29%	0.30%
Total annual fund operating expenses after expense reduction and reimbursement	[2]	1.50%	2.25%	1.10%	1.00%	1.38%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses through April 30, 2014 to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.49%, 2.24%, 1.99%, 0.09% and 1.37% for the A Class, C Class, Y Class, Institutional Class, and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Stephens Mid-Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
A Class	719	1,089	1,483	2,583
C Class	328	2,940	5,158	9,096
Y Class	112	923	1,753	3,913
Institutional Class	102	381	680	1,531
Investor Class	141	501	885	1,962

Assuming no redemption of shares:
Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
American Beacon Stephens Mid-Cap Growth Fund C Class	228	2,940	5,158	9,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium capitalization companies. The Fund considers a company to be a medium capitalization company if it has a market capitalization, at the time of investment, between $1 billion and the market capitalization of the largest company in the Russell Midcap® Index, which was $25.0 billion as of December 31, 2012.

Most of the assets of the Fund are invested in U.S. common stocks Stephens Investment Management Group, LLC (“SIMG”) believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other securities, including preferred stock, securities convertible into common stock, U.S dollar denominated foreign stock traded on U.S. exchanges, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). In selecting companies for the Fund, SIMG employs quantitative analysis and fundamental research with a focus on earnings growth. SIMG will sell a security when appropriate and consistent with the Fund’s investment objectives and policies.

The Fund may also invest cash balances in other investment companies, including money market funds.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, REITs, and ADRs. Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock.  Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.  Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Mid-Capitalization Companies Risk

Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since mid-capitalization companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell Midcap® Growth Index, which is the Fund’s primary benchmark and is a broad measure of market performance. In addition, the Fund’s performance is compared to the S&P 500® Index, which is the Fund’s secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund’s predecessor.  The performance of the Fund’s Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund’s predecessor from February 1, 2006 to February 24, 2012, and the performance of the Investor Class from February 24, 2012 through December 31, 2012.  The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund.  The performance shown for the Institutional Class shares of the Fund represents: (1) the returns achieved by the Class A Shares of the Fund’s predecessor from February 1, 2006 to August 31, 2006, the inception date of the predecessor Fund’s Class I shares; (2) the performance of the Class I shares from inception to February 24, 2012; and (3) the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012.  Returns shown for the Fund’s Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund’s predecessor from February 1, 2006 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012.  In each case, the newer share classes would have had similar annual returns to the predecessor Fund’s Class A and Class I shares because the shares of each class represent investments in the same portfolio securities.  However, because the Class A shares of the predecessor Fund had higher expenses than the Fund’s Institutional Class and Y Class shares now have, the total returns were lower than the Institutional Class and Y Class shares would have realized had the Y Class shares been in existence since February 1, 2006.  Since the Investor Class shares had lower expenses than the Fund’s A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period.  The performance of the Fund and the Fund’s predecessor do not include sales charges.  If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of each Year

Highest Quarterly Return:	16.31%
(2/1/06 through 12/31/12)	(3rd Quarter 2009)
Lowest Quarterly Return:	-28.39%
(2/1/06 through 12/31/12)	(4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns American Beacon Stephens Mid-Cap Growth Fund		Label	1 Year		5 Years		Since Inception		Inception Date
Investor Class	[1]		14.75%		2.71%		4.89%		Feb. 01, 2006
A Class	[1]		14.75%		2.71%		4.89%		Feb. 24, 2012
C Class	[1]		14.26%		2.62%		4.82%		Feb. 24, 2012
Y Class	[1]		15.26%		2.80%		4.96%		Feb. 24, 2012
Institutional Class	[1]		15.19%		2.99%		7.12%		Aug. 31, 2006
After Taxes on Distributions Investor Class	[1]		14.65%		2.69%		4.88%
After Taxes on Distributions and Sales Investor Class	[1]		9.72%		2.32%		4.24%
Russell Mid-Cap® Growth Index		(reflects no deduction for fees, expenses or taxes)	15.81%	[1]	3.23%	[1]	4.59%	[1]
Lipper Mid-Cap Growth Funds Index		(reflects no deduction for fees, expenses or taxes)	13.37%	[1]	1.49%	[1]	4.53%	[1]
S&P 500 Index		(reflects no deduction for fees, expenses or taxes)	16.00%	[1]	1.66%	[1]	3.78%	[1]
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.